Other general administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other General Administrative Expenses
Schedule of Breakdown - Other administrative expenses
Thousand of reais	2022	2021	2020

Genreal maintenance expenses	895,734	889,077	743,580
Technology maintenance expenses	2,577,479	2,474,348	2,355,310
Advertising	540,593	621,425	654,175
Communications	421,522	353,271	648,856
Per diems and travel expenses	72,647	71,840	68,922
Taxes other than income tax	148,950	202,440	280,098
Surveillance and cash courier services	548,759	597,946	594,953
Insurance premiums	21,977	22,374	16,620
Specialized and technical services	2,228,715	2,184,139	2,171,460
Technical reports	425,767	355,343	319,814
Others specialized and technical services	1,802,948	1,828,795	1,851,646
Other administrative expenses (1)	886,742	873,857	709,504
Total	8,343,118	8,290,717	8,243,478
(1)	On December 31, 2022, it is mainly composed of Data Processing Expenses in the balance of R$ 155,326 (2021 – R$ 160,716 and 2020 - R$ 176,105), Services Expenses in the balance of R$ 52,165 (2021 - revenue of R$ 51,689 and 2020 – R$ 27,751), Expenses with the Benefit Guarantee Fund - FGB 3,979 (2021 – R$ 3,864 and 2020 – R$ 8,478), and Recovery of Charges and Expenses R$ 435,717 (2021 – R$ 378,604 and 2020 – R$ 212,850).

Schedule of Balance of Technical reports
Millions of Reais	2022	2021	2020

Independent audit of the financial statements of the companies included in the consolidation scope	28.9	26.3	24.0

Audit Related	0.3	0.2	0.4
Others	0.3	0.4	0.0
Total	29.5	26.9	24.4